Trade and other payables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables
Trade and other payables

10Trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Trade payables	1,861	6,715
Accrued expenses	7,145	26,358
Social security and other taxes	602	7,145
Outstanding defined contribution pension costs	177	9
	9,785	40,227

Amounts falling due after more than one year:

	June 30,	December 31,
	2022	2021
	£ 000	£ 000
Deferred transaction fee payable	6,632	5,975

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 15 Financial risk management and impairment of financial assets.

20Trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Trade payables	6,715	846
Accrued expenses	26,358	1,226
Amounts due to related parties	—	56
Social security and other taxes	7,145	203
Outstanding defined contribution pension costs	9	70
	40,227	2,401

Accrued expenses includes £9,666 thousand indirectly attributable financial and capital markets advisory fees.

Social security and other taxes includes Stamp Duty payable of £6,669 thousand.

Amounts falling due after more than one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Deferred transaction fee payable	5,975	—

Due to the Business Combination transaction, the Group has deferred transaction fees payable at December 31, 2021.

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 26 Financial risk management and impairment of financial assets.